Earnings per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Weighted number of shares outstanding	189,074,911	186,012,586	132,195,792
Basic net loss per share	€ (1.32)	€ (2.21)	€ (0.98)